SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

WELLS FARGO ADVANTAGE INDEX FUND (the “Fund”)

Effective immediately, John R. Campbell, CFA and David Neal, CFA are added as Portfolio Managers for the Fund. Biographical descriptions for Messrs. Campbell and Neal are included among the Portfolio Manager biographies listed for Golden Capital Management, LLC (“Golden Capital”) as follows:

Mr. Campbell joined Golden Capital in 2006, where he currently serves as the Lead Portfolio Manager.

Mr. Neal joined Golden Capital in 2006, where he currently serves as a Portfolio Manager and Analyst.

            The Management of Other Accounts and Beneficial Ownership in the Funds table in the section entitled “Portfolio Managers” in the Fund’s SAI is amended to add the following information:

            Golden Capital

John R. Campbell, CFA	Registered Investment Companies
	Number of Accounts	1
	Total Assets Managed	$24.22M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	153
	Total Assets Managed	$25.16M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
David Neal, CFA	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Messrs. Campbell and Neal became portfolio managers of the Fund on February 4, 2013. The information presented in this table is as of the Fund’s fiscal year end, at which time Messrs. Campbell and Neal were not managers of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Golden Capital
John R. Campbell, CFA	Index Fund	$0
David Neal, CFA	Index Fund	$0

            Effective immediately, all references to Bradley Ursillo, CFA in the Fund’s prospectuses and SAI are removed.

February 4, 2013                                                                                                                     EGR023/P901SP